Segments	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segments
(14)	Segments

The Company operates in one segment. The principal activities of the Company are research and development, commercial manufacture of approved medical or testing devices and the provision of services including contract research work.

The Company operates predominantly in one geographical area, being Australia.

The Company’s total income has been derived from the following countries:

		Years Ended December 31,
		2013	2012	2011
		A$	A$	A$
	Home country—Australia	6,779,924	437,171	683,323

	Foreign countries
	- Scotland	10,170,804	22,454,227	14,143,270
	- U.S.A.	1,456,833	4,955,965	8,919
	- Switzerland	3,462,035	2,236,251	544,263

	Total—foreign countries	15,089,672	29,646,443	14,696,452

	Total income	21,869,596	30,083,614	15,379,775

% of total income derived from	- LifeScan	62%	82%	96%
	- Siemens	7%	16%	0%

We continue to derive significant revenues from LifeScan.

The Company’s material long-lived assets are all based in Australia.